Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Prepaid rent	$ 4,594	$ 3,511
Deferred transaction costs	4,630
Other	484	280
Total	$ 9,708	$ 3,791	$ 914